BUSINESS ACQUISITIONS	12 Months Ended
Sep. 30, 2019
BUSINESS ACQUISITIONS
3.	BUSINESS ACQUISITIONS
Business acquisitions in fiscal year 2018:
Acquisition of Jiangsu Asset
On November 1, 2017, the Group acquired 80% equity interest in Jiangsu Asset for a total purchase consideration of RMB40 million (US$6,059), which was paid in full on October 25, 2017. The acquisition of Jiangsu Asset complements suite of learning solutions for the Group’s growing College Cooperation Program, enabling the Group to offer comprehensive real-case-based internship opportunities to college students to master critical accounting skills. This business acquisition was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition, resulting in a goodwill balance of US$3,547. The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

	US$	Amortization period
Cash	2,526
Other current assets	753
Property, plant and equipment	1,984	25 years
Intangible assets
Customer relationship	545	8 years
Others	90	1-5 years
Goodwill	3,547
Other current liabilities	(1,550)
Deferred tax liabilities	(574)
Noncontrolling interest	(1,262)

Total	6,059

The following summarized the unaudited pro forma result of operations for the year
s
ended September 30, 2017 and 2018 with the assumption that the acquisition during the year ended September 30, 2018 occurred as of October 1, 2016. The pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisition occurred as of October 1, 2016, nor are they indicative of future operating results.

	Years ended September 30,
	2017	2018
	US$	US$
Pro forma net revenues	11	2,581
Pro forma net loss attributable to China Distance Education Holdings Limited	(54)	(561)
Pro forma net income per ordinary share-basic	0.11	0.09
Pro forma net income per ordinary share-diluted	0.11	0.09

Acquisition of Beijing Ruida
In June 2017, the Group invested RMB192 million (US$28,758) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China’s Legal Professional Qualification Examination. The investment was initially classified as a cost method investment before the adoption of ASU
2016-01
as the Group determined that the preferred shares were not
in-substance
common shares due to certain liquidation preferences over ordinary shares. The investment agreement between the Group and Beijing Ruida included a call option and contingent consideration. The call option allowed the Group to further increase its equity interest in Beijing Ruida up to 60% before April 2019 under certain pre-agreed
conditions and was initially recorded at fair value at the investment acquisition date and carried at cost less impairment. The contingent consideration payable was recorded at fair value and was subsequently remeasured to fair value at each reporting period thereafter until it was settled by the Group in July 2018, resulting in an additional payment of RMB46.0 million (US$7,098) to Beijing Ruida.
On July 10, 2018, the Group exercised a portion of its call option to purchase an
additional 11% equity interest in Beijing Ruida for cash consideration of RMB39.6 million (US$5,931) and contingent consideration payable depending on Beijing Ruida’s calendar year 2018 operating results. The contingent consideration was valued on the acquisition date at RMB12.0 million (US$1,746) by the management with the assistance from an independent appraiser and was subsequently measured at fair value as of
September 30, 2018. A gain of US$676 in relation to the 11% call option’s fair value change between the acquisition date and September 30, 2018 was recorded in the Company’s consolidated statements of operations. The acquisition of Beijing Ruida further strengthens the Group’s legal education vertical by adding a leading Legal Professional Qualification Examination preparation business to its current portfolio of professional education services.
The additional 11% equity interest purchase was accounted for as a step acquisition whereby the Group remeasured the fair value of its previously held equity interests in Beijing Ruida on July 10, 2018, the step acquisition date. The fair value of the equity interest in Beijing Ruida held by the Group immediately before the step acquisition date amounted to RMB225.3 million (US$32.8 million), resulting in a loss at US$590 related to the remeasurement of the 40% previously held equity interest. Such loss was recorded in change in fair value in the Group’s consolidated statements of operations. Following the completion of the transaction, the Group held a total of 51% equity interest in Beijing Ruida, and Beijing Ruida became a consolidated subsidiary of the Group.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation described below was based on a valuation analysis provided by an independent appraiser. The purchase price was allocated at the date of acquisition as follows:

	US$	Amortization period
Cash	1,639
Other current assets	9,578
Property, plant and equipment	118	5 years
Intangible assets
Supplier c ontracts	25,118	5.5 years
Trademark	2,741	3 years
Courseware	4,478	3.5 years
Software	344	5.3 years
Others	210	2.5-5.5 years
Goodwill	48,931
Other current liabilities	(684)
Deferred tax liabilities	(8,115)
Noncontrolling interest	(41,336)

Total	43,022

The following summarized the unaudited pro forma result of operations for the year ended September 30, 2017 and 2018 with the assumption that the acquisition during the year ended September 30, 2017 occurred as of October 1, 2016. The pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisition occurred as of October 1, 2016, nor are they indicative of future operating results.

	Years ended September 30,
	2017	2018
	US$	US$
Pro forma net revenue s	28,494	27,568
Pro forma net income attributable to China Distance Education Holdings Limited	460	14
Pro forma net income per ordinary share-basic	0.12	0.09
Pro forma net income per ordinary share-diluted	0.12	0.09
On April 26, 2019, Beijing Ruida completed the audit of its consolidated financial statements for the year ended December 31, 2018. As a result, the contingent consideration payable to Beijing Ruida was adjusted from RMB
12.0
 million (US$
1,746
) to RMB
7.2
 million (US$
1,048
) and was further paid in May 2019. The change in fair value in the contingent consideration payable was recorded as fair value change in connection with business combination in the Company’s consolidated statements of operations.
On May 15, 2019, the Group exercised the remaining portion of its call option and acquired the additional
9
% equity interest of Beijing Ruida for a total consideration of RMB
38.3
 million (US$
5,580
). The total consideration was paid on May 26, 2019 and the transaction was accounted for as an equity transaction. As a result, the noncontrolling interest over Beijing Ruida decreased from
49
% to
40
%.